Non-cash transactions	12 Months Ended
Dec. 31, 2021
Non-cash Transactions
Non-cash transactions

24	Non-cash transactions

During the years ended December 31, 2021, 2020 and 2019, the Company carried out non-cash transactions which are not reflected in the statement of cash flows. The main non-cash transactions in 2021 were the issuance of shares for the acquisitions of iClinic, Cliquefarma, and RXPRO, addition of the provision for legal proceedings with corresponding indemnification assets, additions and remeasurements of right-of-use assets and lease liabilities.